SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impact of accounting changes under fair value option

		July 1, 2010
		Pretax cumulative effect adjustment to Retained earnings
		Gross unrealized losses		Gross unrealized gains
In millions of dollars at June 30, 2010	Amortized cost	recognized in AOCI	(1)	recognized in AOCI	Fair value
Mortgage-backed securities
Prime	$390	$—		$49	$439
Alt-A	550	—		54	604
Subprime	221	—		6	227
Non-U.S. residential	2,249	—		38	2,287
Total mortgage-backed securities	$3,410	$—		$147	$3,557
Asset-backed securities
Auction rate securities	$4,463	$401		$48	$4,110
Other asset-backed	4,189	19		164	4,334
Total asset-backed securities	$8,652	$420		$212	$8,444
Total reclassified debt securities	$12,062	$420		$359	$12,001

(1)	All reclassified debt securities with gross unrealized losses were assessed for other-than-temporary-impairment as of June 30, 2010, including an assessment of whether the Company intends to sell the security. For securities that the Company intends to sell, impairment charges of $176 million were recorded in earnings in the second quarter of 2010.